Net Periodic Benefit Cost of Severance Indemnities and Pension Plans (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits	¥ (5,429)	¥ (5,454)	¥ (14,115)	[1]
Voluntary retirement scheme
Defined Benefit Plan Disclosure [Line Items]
Special termination benefits			¥ 9,828

[1]	The amount for the fiscal year ended March 31, 2012 includes special termination benefits of ¥9,828 million pertaining to MHSC's voluntary retirement scheme.